Filed with the Securities and Exchange Commission on March 16, 2017

Securities Act of 1933 File No. 333-42115
Investment Company Act of 1940 File No. 811-08549

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 37	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 38	[X]

(Check appropriate box or boxes.)

OAK ASSOCIATES FUNDS
(Exact Name of Registrant as Specified in Charter)

3875 Embassy Parkway, Suite 250
Akron, Ohio 44333-8334
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (888) 462-5386

Charles A. Kiraly
c/o Oak Associates, ltd
3875 Embassy Parkway, Suite 250
Akron, Ohio 44333-8334
(Name and Address of Agent for Service)

Copies to:
John M. Ford, Esq.
Pepper Hamilton LLP
3000 Two Logan Square
Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on [date] pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This PEA No. 37 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 38 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Akron, State of Ohio on the 16th day of March 2017.

OAK ASSOCIATES FUNDS

By:	/s/ Charles A. Kiraly
Charles A. Kiraly, President

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

/s/ James D. Oelschlager*	Trustee	March 16, 2017
James D. Oelschlager

/s/John G. Stimpson*	Trustee	March 16, 2017
John G. Stimpson

/s/J. John Canon*	Trustee	March 16, 2017
J. John Canon

/s/Thomas E. Gretter*	Trustee	March 16, 2017
Thomas E. Gretter

/s/Pauline F. Ramig *	Trustee	March 16, 2017
Pauline F. Ramig

/s/Michael R. Shade *	Trustee	March 16, 2017
Michael R. Shade

/s/Charles A. Kiraly	President	March 16, 2017
Charles A. Kiraly

/s/Pete Greenly	Treasurer & Chief	March 16, 2017
Pete Greenly	Financial Officer

*By:	/s/Charles A. Kiraly
Charles A. Kiraly
Attorney-in-Fact

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase